Depreciation, amortisation and impairment costs	12 Months Ended
Dec. 31, 2022
Depreciation Amortisation And Impairment Costs [Abstract]
Depreciation, amortisation and impairment costs
4 Depreciation, amortisation and impairment costs

	2022 £m	2021 £m	2020 £m
Intangibles – amortisation and impairment of trademarks and similar intangibles	317	333	360
– amortisation and impairment of computer software	142	129	129
– impairment of goodwill	—	57	209
Property, plant and equipment - depreciation and impairment	846	557	752
	1,305	1,076	1,450
Enumerated below are movements in costs that have impacted depreciation, amortisation and impairment in 2022, 2021 and 2020. These include changes in our underlying business performance, as well as impact of adjusting items, as defined in note 1.
Intangibles – amortisation and impairment of trademarks and similar intangibles
Acquisitions in previous years have resulted in the capitalisation of trademarks and similar intangibles, including those which are amortised over their expected useful lives, which do not exceed 20 years. The amortisation and impairment of these acquired trademarks and similar intangibles are charged to the income statement of which the adjusting element is £288 million (2021:
£306 million; 2020: £339 million). Also included under amortisation and impairment of trademarks and similar intangibles is a £3 million gain (2021: £nil, 2020:£nil) related to a trademark disposal, which has been treated as adjusting.
Impairment of goodwill
The impairment of goodwill is charged to the income statement as adjusting.
During 2022, the Group made no impairments of goodwill.
During 2021, the Group impaired £3 million of goodwill held in Myanmar as a result of the decision to cease activities in the market.
The Group also recognised a goodwill impairment charge of £54 million in 2021 due to continued difficult trading conditions in Peru as a consequence of the COVID-19 pandemic.
During 2020, the Group impaired the goodwill arising from Malaysia amounting to £197 million, goodwill arising from the acquisition of Twisp of £11 million and goodwill arising from the acquisition of Blue Nile of £1 million.
Property, plant and equipment – depreciation and impairment
The following items are included within depreciation and impairment of property, plant and equipment:
–Restructuring and integration related depreciation and impairment costs and reversals were a net cost of £220 million (2021: £11 million net credit; 2020: £151 million net cost) resulting from obsolete machines in relation to downsizing and factory rationalisation as mentioned in note 7; and
–Gains and losses recognised on disposal of property, plant and equipment.